Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron International Growth Fund

Baron Emerging Markets Fund

Baron Global Advantage Fund

Supplement dated May 5, 2017 to Prospectus dated April 28, 2017

Effective May 5, 2017, in connection with the lowering of certain fees and expenses of Baron International Growth Fund and Baron Global Advantage Fund (the “Funds”), the Prospectus of the Funds is modified as follows:

On page 18 of the Prospectus, the “Annual Fund Operation Expenses” table for Baron International Growth Fund is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Manage- ment Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimburse- ments	Total Annual Fund Operating Expenses after Expense Reimburse- ments[2]
BARON INTERNATIONAL GROWTH FUND[1]
Retail Shares	1.00%	0.25%	0.40%	1.65%	(0.30)%	1.35%
Institutional Shares	1.00%	0.00%	0.36%	1.36%	(0.26)%	1.10%
R6 Shares	1.00%	0.00%	0.38%	1.38%	(0.29)%	1.09%

[1]	Based on the fiscal year ended December 31, 2016, restated to reflect current expense waivers.

[2]
BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares, 1.10% of average daily net assets of Institutional Shares, and 1.09% of average daily net assets of R6 Shares.

On page 19 of the Prospectus, the “Example” table for Baron International Growth Fund is deleted in its entirety and replaced with the following:

YEAR	1	3	5	10
BARON INTERNATIONAL GROWTH FUND
Retail Shares	$137	$428	$739	$1,624
Institutional Shares	$112	$350	$606	$1,340
R6 Shares	$111	$347	$601	$1,329

On page 50 of the Prospectus, the “Annual Fund Operation Expenses” table for Baron Global Advantage Fund is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Manage- ment Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimburse- ments	Total Annual Fund Operating Expenses after Expense Reimburse- ments[2]
BARON GLOBAL ADVANTAGE FUND[1]
Retail Shares	1.00%	0.25%	2.61%	3.86%	(2.51)%	1.35%
Institutional Shares	1.00%	0.00%	2.55%	3.55%	(2.45)%	1.10%
R6 Shares	1.00%	0.00%	3.11%	4.11%	(3.02)%	1.09%

[1]	Based on the fiscal year ended December 31, 2016, restated to reflect current expense waivers.

[2]
BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares, 1.10% of average daily net assets of Institutional Shares, and 1.09% of average daily net assets of R6 Shares.

On page 51 of the Prospectus, the “Example” table for Baron Global Advantage Fund is deleted in its entirety and replaced with the following:

YEAR	1	3	5	10
BARON GLOBAL ADVANTAGE FUND
Retail Shares	$137	$428	$739	$1,624
Institutional Shares	$112	$350	$606	$1,340
R6 Shares	$111	$347	$601	$1,329

In addition, in connection with the secondary benchmark of Baron Emerging Markets Fund, the Prospectus is modified as follows:

On page 39 of the Prospectus, the “Average Annual Total Returns for the periods ended December 31, 2016” table and the paragraph that follows the table are deleted in their entirety and replaced with the following:

Average Annual Total Returns for the periods ended December 31, 2016

	1 year	5 years	10 years	Since Inception
BARON EMERGING MARKETS FUND
Retail Shares (Inception date: 12-31-10)
Return before taxes	3.75%	6.11%	N/A	1.82%
Return after taxes on distributions	3.78%	6.07%	N/A	1.78%
Return after taxes on distributions and sale of Fund shares	2.22%	4.81%	N/A	1.42%
Institutional Shares (Inception date: 12-31-10)
Return before taxes	4.08%	6.38%		2.07%
R6 Shares* (Inception date: 01-29-16)
Return before taxes	4.17%	6.40%	N/A	2.09%
MSCI EM (Emerging Markets) IMI Growth Index (reflects no deduction for fees or expenses)	5.84%	2.70%	N/A	(1.49)%
MSCI EM (Emerging Markets) Index (reflects no deduction for fees or expenses)	11.19%	1.28%	N/A	(2.31)%

*	Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

The MSCI EM (Emerging Markets) IMI Growth Index and the MSCI EM (Emerging Markets) Index are unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI EM (Emerging Markets) IMI Growth Index Net USD and the MSCI EM (Emerging Markets) Index Net USD are designed to measure the equity market performance of large-, mid-, and small-cap securities in the emerging markets. The MSCI EM (Emerging Markets) IMI Growth Index Net USD screens for growth-style securities.

This information supplements the Prospectus dated April 28, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Baron International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron International Growth Fund

Supplement dated May 5, 2017 to Prospectus dated April 28, 2017

Effective May 5, 2017, in connection with the lowering of certain fees and expenses of Baron International Growth Fund and Baron Global Advantage Fund (the “Funds”), the Prospectus of the Funds is modified as follows:

On page 18 of the Prospectus, the “Annual Fund Operation Expenses” table for Baron International Growth Fund is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Manage- ment Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimburse- ments	Total Annual Fund Operating Expenses after Expense Reimburse- ments[2]
BARON INTERNATIONAL GROWTH FUND[1]
Retail Shares	1.00%	0.25%	0.40%	1.65%	(0.30)%	1.35%
Institutional Shares	1.00%	0.00%	0.36%	1.36%	(0.26)%	1.10%
R6 Shares	1.00%	0.00%	0.38%	1.38%	(0.29)%	1.09%

[1]	Based on the fiscal year ended December 31, 2016, restated to reflect current expense waivers.

[2]
BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares, 1.10% of average daily net assets of Institutional Shares, and 1.09% of average daily net assets of R6 Shares.

On page 19 of the Prospectus, the “Example” table for Baron International Growth Fund is deleted in its entirety and replaced with the following:

YEAR	1	3	5	10
BARON INTERNATIONAL GROWTH FUND
Retail Shares	$137	$428	$739	$1,624
Institutional Shares	$112	$350	$606	$1,340
R6 Shares	$111	$347	$601	$1,329
This information supplements the Prospectus dated April 28, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on the fiscal year ended December 31, 2016, restated to reflect current expense waivers.
Baron International Growth Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[1]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[1],[2]
1	rr_ExpenseExampleYear01	$ 137
3	rr_ExpenseExampleYear03	428
5	rr_ExpenseExampleYear05	739
10	rr_ExpenseExampleYear10	$ 1,624
Baron International Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[1],[2]
1	rr_ExpenseExampleYear01	$ 112
3	rr_ExpenseExampleYear03	350
5	rr_ExpenseExampleYear05	606
10	rr_ExpenseExampleYear10	$ 1,340
Baron International Growth Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[1],[2]
1	rr_ExpenseExampleYear01	$ 111
3	rr_ExpenseExampleYear03	347
5	rr_ExpenseExampleYear05	601
10	rr_ExpenseExampleYear10	$ 1,329
Baron Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron Emerging Markets Fund

Supplement dated May 5, 2017 to Prospectus dated April 28, 2017

In addition, in connection with the secondary benchmark of Baron Emerging Markets Fund, the Prospectus is modified as follows:

On page 39 of the Prospectus, the “Average Annual Total Returns for the periods ended December 31, 2016” table and the paragraph that follows the table are deleted in their entirety and replaced with the following:

Average Annual Total Returns for the periods ended December 31, 2016

	1 year	5 years	10 years	Since Inception
BARON EMERGING MARKETS FUND
Retail Shares (Inception date: 12-31-10)
Return before taxes	3.75%	6.11%	N/A	1.82%
Return after taxes on distributions	3.78%	6.07%	N/A	1.78%
Return after taxes on distributions and sale of Fund shares	2.22%	4.81%	N/A	1.42%
Institutional Shares (Inception date: 12-31-10)
Return before taxes	4.08%	6.38%		2.07%
R6 Shares* (Inception date: 01-29-16)
Return before taxes	4.17%	6.40%	N/A	2.09%
MSCI EM (Emerging Markets) IMI Growth Index (reflects no deduction for fees or expenses)	5.84%	2.70%	N/A	(1.49)%
MSCI EM (Emerging Markets) Index (reflects no deduction for fees or expenses)	11.19%	1.28%	N/A	(2.31)%

*	Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.

The MSCI EM (Emerging Markets) IMI Growth Index and the MSCI EM (Emerging Markets) Index are unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI EM (Emerging Markets) IMI Growth Index Net USD and the MSCI EM (Emerging Markets) Index Net USD are designed to measure the equity market performance of large-, mid-, and small-cap securities in the emerging markets. The MSCI EM (Emerging Markets) IMI Growth Index Net USD screens for growth-style securities.

This information supplements the Prospectus dated April 28, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The MSCI EM (Emerging Markets) IMI Growth Index and the MSCI EM (Emerging Markets) Index are unmanaged, free float-adjusted market capitalization weighted indexes. The MSCI EM (Emerging Markets) IMI Growth Index Net USD and the MSCI EM (Emerging Markets) Index Net USD are designed to measure the equity market performance of large-, mid-, and small-cap securities in the emerging markets. The MSCI EM (Emerging Markets) IMI Growth Index Net USD screens for growth-style securities.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2016
Baron Emerging Markets Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.75%
5 years	rr_AverageAnnualReturnYear05	6.11%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Baron Emerging Markets Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.08%
5 years	rr_AverageAnnualReturnYear05	6.38%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Baron Emerging Markets Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.17%	[3]
5 years	rr_AverageAnnualReturnYear05	6.40%	[3]
10 years	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016	[3]
Baron Emerging Markets Fund | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.78%
5 years	rr_AverageAnnualReturnYear05	6.07%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Baron Emerging Markets Fund | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.22%
5 years	rr_AverageAnnualReturnYear05	4.81%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Baron Emerging Markets Fund | MSCI EM (Emerging Markets) IMI Growth Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.84%
5 years	rr_AverageAnnualReturnYear05	2.70%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)
Baron Emerging Markets Fund | MSCI EM (Emerging Markets) Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.19%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Baron Global Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron Global Advantage Fund

Supplement dated May 5, 2017 to Prospectus dated April 28, 2017

Effective May 5, 2017, in connection with the lowering of certain fees and expenses of Baron International Growth Fund and Baron Global Advantage Fund (the “Funds”), the Prospectus of the Funds is modified as follows:

On page 50 of the Prospectus, the “Annual Fund Operation Expenses” table for Baron Global Advantage Fund is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Manage- ment Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimburse- ments	Total Annual Fund Operating Expenses after Expense Reimburse- ments[2]
BARON GLOBAL ADVANTAGE FUND[1]
Retail Shares	1.00%	0.25%	2.61%	3.86%	(2.51)%	1.35%
Institutional Shares	1.00%	0.00%	2.55%	3.55%	(2.45)%	1.10%
R6 Shares	1.00%	0.00%	3.11%	4.11%	(3.02)%	1.09%

[1]	Based on the fiscal year ended December 31, 2016, restated to reflect current expense waivers.

[2]
BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares, 1.10% of average daily net assets of Institutional Shares, and 1.09% of average daily net assets of R6 Shares.

On page 51 of the Prospectus, the “Example” table for Baron Global Advantage Fund is deleted in its entirety and replaced with the following:

YEAR	1	3	5	10
BARON GLOBAL ADVANTAGE FUND
Retail Shares	$137	$428	$739	$1,624
Institutional Shares	$112	$350	$606	$1,340
R6 Shares	$111	$347	$601	$1,329
This information supplements the Prospectus dated April 28, 2017. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on the fiscal year ended December 31, 2016, restated to reflect current expense waivers.
Baron Global Advantage Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.86%	[1]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.51%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[1],[2]
1	rr_ExpenseExampleYear01	$ 137
3	rr_ExpenseExampleYear03	428
5	rr_ExpenseExampleYear05	739
10	rr_ExpenseExampleYear10	$ 1,624
Baron Global Advantage Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.55%	[1]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.45%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[1],[2]
1	rr_ExpenseExampleYear01	$ 112
3	rr_ExpenseExampleYear03	350
5	rr_ExpenseExampleYear05	606
10	rr_ExpenseExampleYear10	$ 1,340
Baron Global Advantage Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	3.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.11%	[1]
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.02%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[1],[2]
1	rr_ExpenseExampleYear01	$ 111
3	rr_ExpenseExampleYear03	347
5	rr_ExpenseExampleYear05	601
10	rr_ExpenseExampleYear10	$ 1,329

[1]	Based on the fiscal year ended December 31, 2016, restated to reflect current expense waivers.
[2]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares, 1.10% of average daily net assets of Institutional Shares, and 1.09% of average daily net assets of R6 Shares.
[3]	Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.